UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-22983

Investment Company Act File Number

Eaton Vance NextShares Trust II

(Exact Name of Registrant as Specified in Charter)

Two International Place Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

January 31

Date of Fiscal Year End

October 31, 2017

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance TABS 5-to-15 Year Laddered Municipal Bond NextShares

Eaton Vance

TABS 5-to-15 Year Laddered Municipal Bond NextShares

October 31, 2017 (Unaudited)

Eaton Vance TABS 5-to-15 Year Laddered Municipal Bond NextShares (the Fund), a diversified series of Eaton Vance NextShares Trust II, invests all of its investable assets in 5-to-15 Year Laddered Municipal Bond Portfolio (the Portfolio) and owns a pro-rata interest in the Portfolio’s net assets. At October 31, 2017, the value of the Fund’s investment in the Portfolio was $7,168,941 and the Fund owned 1.1% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

5-to-15 Year Laddered Municipal Bond Portfolio

October 31, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 93.5%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 0.0%(1)
New York Environmental Facilities Corp., Revolving Fund Revenue, 5.00%, 6/15/29	$50	$53,088

		$53,088

Education — 3.9%
Alabama Public School and College Authority, 5.00%, 5/1/23	$500	$588,255
Alabama Public School and College Authority, 5.00%, 5/1/24	500	599,390
Brownsburg 1999 School Building Corp., IN, 5.00%, 2/5/24	235	279,161
Brownsburg 1999 School Building Corp., IN, 5.00%, 2/5/25	200	241,092
Brownsburg 1999 School Building Corp., IN, 5.00%, 2/5/26	565	688,616
Colorado Educational and Cultural Facilities Authority, (University of Denver), 4.00%, 3/1/30	150	165,464
Colorado Educational and Cultural Facilities Authority, (University of Denver), 4.00%, 3/1/31	260	283,670
Colorado Educational and Cultural Facilities Authority, (University of Denver), 4.00%, 3/1/32	250	271,268
Colorado State University, 4.00%, 3/1/33	2,000	2,185,160
Florida Higher Educational Facilities Financing Authority, (Nova Southeastern University), 5.00%, 4/1/28	400	468,164
Florida Higher Educational Facilities Financing Authority, (Nova Southeastern University), 5.00%, 4/1/29	1,000	1,163,880
Florida Higher Educational Facilities Financing Authority, (Nova Southeastern University), 5.00%, 4/1/30	750	867,427
Florida Higher Educational Facilities Financing Authority, (Nova Southeastern University), 5.00%, 4/1/31	250	287,935
Harris County Cultural Education Facilities Finance Corp., TX, (Baylor College of Medicine), 5.00%, 11/15/22	650	754,130
Kokomo-Center Schools Building Corp., IN, 5.00%, 1/15/23	430	497,110
Kokomo-Center Schools Building Corp., IN, 5.00%, 7/15/23	235	274,330
Kokomo-Center Schools Building Corp., IN, 5.00%, 1/15/24	450	528,656
Kokomo-Center Schools Building Corp., IN, 5.00%, 7/15/24	385	456,044
Kokomo-Center Schools Building Corp., IN, 5.00%, 7/15/25	540	647,422
Kokomo-Center Schools Building Corp., IN, 5.00%, 1/15/26	555	669,180
Kokomo-Center Schools Building Corp., IN, 5.00%, 7/15/26	500	605,910
Lawrence Township School Building Corp., IN, 4.00%, 1/15/28	565	628,094
Louisiana Public Facilities Authority, (Tulane University), 5.00%, 12/15/27	1,105	1,326,000
Lycoming County Authority, PA, (Pennsylvania College of Technology), 5.00%, 10/1/23	300	349,959
Lycoming County Authority, PA, (Pennsylvania College of Technology), 5.00%, 10/1/24	250	295,368
Metropolitan State University of Denver, CO, (Aerospace and Engineering Sciences Building), 4.00%, 12/1/28	715	792,470
Metropolitan State University of Denver, CO, (Aerospace and Engineering Sciences Building), 4.00%, 12/1/29	400	438,128
Metropolitan State University of Denver, CO, (Aerospace and Engineering Sciences Building), 4.00%, 12/1/30	225	244,062
Metropolitan State University of Denver, CO, (Aerospace and Engineering Sciences Building), 4.00%, 12/1/31	300	323,391

Security	Principal Amount (000’s omitted)	Value
Metropolitan State University of Denver, CO, (Aerospace and Engineering Sciences Building), 5.00%, 12/1/27	$625	$751,331
New Hope Cultural Education Facilities Finance Corp., TX, (Texas A&M University - Cain Hall Redevelopment), 5.00%, 4/1/24	220	260,121
North Carolina Capital Facilities Finance Agency, (Davidson College), 5.00%, 3/1/29	200	227,886
Oregon Facilities Authority, (Linfield College), 5.00%, 10/1/23	100	115,027
Oregon Facilities Authority, (Linfield College), 5.00%, 10/1/26	150	174,200
Oregon Facilities Authority, (Linfield College), 5.00%, 10/1/27	425	488,363
Red River Education Financing Corp., TX, (Texas Christian University), 5.00%, 3/15/23	120	139,969
Red River Education Financing Corp., TX, (Texas Christian University), 5.00%, 3/15/24	100	118,975
Red River Education Financing Corp., TX, (Texas Christian University), 5.00%, 3/15/31	375	439,215
S.M. Educational Building Corp., MS, 5.00%, 9/1/25	250	303,500
Saginaw Valley State University, MI, 5.00%, 7/1/26	750	906,915
Saginaw Valley State University, MI, 5.00%, 7/1/27	750	897,802
Saginaw Valley State University, MI, 5.00%, 7/1/28	1,000	1,186,780
Tarrant County Cultural Education Facilities Finance Corp., TX, (Hendrick Medical Center), 5.00%, 9/1/22	520	594,599
Tarrant County Cultural Education Facilities Finance Corp., TX, (Hendrick Medical Center), 5.00%, 9/1/23	250	290,918
Western Michigan University, 5.00%, 11/15/24	500	595,100

		$24,410,437

Electric Utilities — 2.3%
Brownsville, TX, Utilities System Revenue, 5.00%, 9/1/29	$1,000	$1,183,790
Energy Northwest, WA, Wind Project Revenue, 5.00%, 7/1/25	500	594,735
Energy Northwest, WA, Wind Project Revenue, 5.00%, 7/1/26	1,000	1,179,460
Fayetteville Public Works Commission, NC, 5.00%, 3/1/25	1,000	1,218,820
Garland, TX, Electric Utility System Revenue, 5.00%, 3/1/32	250	288,998
Lower Colorado River Authority, TX, (LCRA Transmission Services Corp.), 5.00%, 5/15/24	100	118,834
Marquette Board of Light and Power, MI, 5.00%, 7/1/22	230	263,111
Marquette Board of Light and Power, MI, 5.00%, 7/1/23	450	521,937
Marquette Board of Light and Power, MI, 5.00%, 7/1/24	475	559,906
Marquette Board of Light and Power, MI, 5.00%, 7/1/25	345	410,367
Marquette Board of Light and Power, MI, 5.00%, 7/1/26	775	929,736
Marquette Board of Light and Power, MI, 5.00%, 7/1/27	735	872,908
Minnesota Municipal Power Agency, 5.00%, 10/1/23	230	270,687
North Carolina Municipal Power Agency No. 1, (Catawba), 5.00%, 1/1/29	500	599,400
North Carolina Municipal Power Agency No. 1, (Catawba), 5.00%, 1/1/30	1,000	1,189,340
Public Power Generation Agency, NE, (Whelan Energy Center Unit 2), 5.00%, 1/1/23	1,325	1,531,740
Public Power Generation Agency, NE, (Whelan Energy Center Unit 2), 5.00%, 1/1/25	500	595,225
Redding Joint Powers Financing Authority, CA, Electric System Revenue, 4.00%, 6/1/23	125	139,045
Redding Joint Powers Financing Authority, CA, Electric System Revenue, 5.00%, 6/1/24	300	355,638
Redding Joint Powers Financing Authority, CA, Electric System Revenue, 5.00%, 6/1/26	250	299,715
Springfield Electric System Revenue, IL, 5.00%, 3/1/22	500	565,465
Springfield Electric System Revenue, IL, 5.00%, 3/1/27	250	291,617
Springfield Electric System Revenue, IL, 5.00%, 3/1/28	250	289,623
Springfield Electric System Revenue, IL, 5.00%, 3/1/29	250	288,180
Walnut Energy Center Authority, CA, 5.00%, 1/1/33	250	294,517

		$14,852,794

Security	Principal Amount (000’s omitted)	Value
Escrowed/Prerefunded — 0.1%
Wisconsin Health and Educational Facilities Authority, (Ministry Health Care), Prerefunded to 8/15/22, 5.00%, 8/15/32	$500	$583,035

		$583,035

General Obligations — 31.6%
Adams 12 Five Star Schools, CO, 5.00%, 12/15/32	$2,500	$2,984,275
Addison, TX, 5.00%, 2/15/26	270	314,707
Agua Fria Union High School District No. 216, AZ, 4.00%, 7/1/29	175	195,764
Anchorage, AK, 5.00%, 9/1/23	750	880,897
Anchorage, AK, 5.00%, 9/1/24	250	298,713
Anchorage, AK, 5.00%, 9/1/25	750	905,070
Anchorage, AK, 5.00%, 9/1/27	780	949,439
Anne Arundel County, MD, 5.00%, 10/1/26	1,325	1,627,643
Arkansas, 4.00%, 6/1/28	500	556,145
Avon, OH, 4.00%, 12/1/31	590	647,584
Bayfield School District No. 10 JT-R, CO, 5.00%, 12/1/32	1,250	1,477,925
Belding Area Schools, MI, 5.00%, 5/1/28	250	300,548
Belding Area Schools, MI, 5.00%, 5/1/30	250	296,948
Belton School District No. 124, MO, 5.50%, 3/1/32	500	626,490
Birmingham Public Schools, MI, 4.00%, 11/1/22	300	336,441
Birmingham Public Schools, MI, 4.00%, 11/1/23	1,325	1,506,154
Boston, MA, 4.00%, 4/1/30	1,500	1,702,485
Boston, MA, 4.00%, 4/1/31	1,500	1,689,015
Brookline, MA, 4.00%, 3/1/30	185	208,863
Bryant School District No. 25, AR, 3.00%, 2/1/23	1,005	1,053,069
Bryant School District No. 25, AR, 3.00%, 2/1/24	1,035	1,080,675
Bryant School District No. 25, AR, 3.00%, 2/1/25	1,065	1,103,670
Bryant School District No. 25, AR, 3.00%, 2/1/26	1,100	1,131,416
Burlington, VT, 5.00%, 11/1/22	450	518,058
Burlington, VT, 5.00%, 11/1/23	450	525,663
Burlington, VT, 5.00%, 11/1/24	400	474,264
Burlington, VT, 5.00%, 11/1/25	400	477,192
Burlington, VT, 5.00%, 11/1/26	250	301,195
Burlington, VT, 5.00%, 11/1/27	225	269,069
Burlington, VT, 5.00%, 11/1/28	370	439,197
California, 4.00%, 9/1/26	750	869,535
California, 4.00%, 9/1/27	240	274,702
California, 4.00%, 9/1/28	150	169,886
California, 4.00%, 9/1/31	400	440,600
California, 5.00%, 8/1/24	1,500	1,810,005
California, 5.00%, 8/1/26	2,010	2,447,155
California, 5.00%, 8/1/32	1,590	1,900,511
California, 5.25%, 9/1/23	500	574,570
Central Dauphin School District, PA, 5.00%, 2/1/29	500	598,080
Colonial School District, PA, 5.00%, 2/15/29	100	119,459
Colonial School District, PA, 5.00%, 2/15/31	100	118,050
Colonial School District, PA, 5.00%, 2/15/32	100	117,430
Colonial School District, PA, 5.00%, 2/15/33	200	233,782
Cook County School District No. 25, (Arlington Heights), IL, 5.00%, 12/15/29	1,000	1,183,900
Cook County School District No. 25, (Arlington Heights), IL, 5.00%, 12/15/30	2,000	2,353,660
Cook County School District No. 25, (Arlington Heights), IL, 5.00%, 12/15/31	1,000	1,172,440
Cook County School District No. 25, (Arlington Heights), IL, 5.00%, 12/15/32	630	733,679

Security	Principal Amount (000’s omitted)	Value
Cuyahoga Community College District, OH, 4.00%, 2/1/27	$1,000	$1,117,460
Cuyahoga Community College District, OH, 4.00%, 2/1/28	750	828,052
Dare County, NC, Limited Obligation Bonds, 4.00%, 6/1/31	125	135,278
Deer Valley Unified School District No. 97, AZ, 5.00%, 7/1/23	250	294,955
Delaware County, OH, 4.00%, 12/1/27	150	169,058
Delaware County, OH, 4.00%, 12/1/28	255	283,022
Delaware County, OH, 4.00%, 12/1/29	175	192,616
Dowagiac Union School District, MI, 4.00%, 5/1/23	350	392,273
Dowagiac Union School District, MI, 4.00%, 5/1/24	250	283,418
Dowagiac Union School District, MI, 4.00%, 5/1/25	630	717,790
Dowagiac Union School District, MI, 4.00%, 5/1/26	350	400,628
Dublin, OH, 4.00%, 12/1/31	500	553,650
DuPage and Cook Counties Community Consolidated School District No. 181, IL, 4.00%, 1/15/29	315	351,698
DuPage County Community Unit School District No. 200, IL, 4.00%, 11/1/22	1,500	1,662,330
Edgewood City School District, OH, 5.25%, 12/1/33	500	584,820
Edinburg, TX, 5.00%, 3/1/22	1,215	1,381,686
Edinburg, TX, 5.00%, 3/1/23	1,235	1,431,575
Edinburg, TX, 5.00%, 3/1/24	315	370,922
Edinburg, TX, 5.00%, 3/1/25	310	370,078
Elgin, IL, 3.00%, 12/15/22	1,410	1,487,423
Elgin, IL, 3.00%, 12/15/23	1,645	1,736,363
Elgin, IL, 3.00%, 12/15/24	1,770	1,868,801
Ennis Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/22	500	581,525
Florida Board of Education, 2.70%, 6/1/27	1,800	1,842,606
Florida, (Department of Transportation), 4.00%, 7/1/32	2,995	3,308,037
Florida, (Department of Transportation), 5.00%, 7/1/28	2,945	3,685,461
Florida, (Department of Transportation), 5.00%, 7/1/29	2,500	3,103,875
Flower Mound, TX, 4.00%, 3/1/24	700	797,132
Flower Mound, TX, 4.00%, 3/1/27	1,000	1,119,070
Flower Mound, TX, 4.00%, 3/1/32	390	421,836
Flower Mound, TX, 4.00%, 3/1/33	350	376,957
Flower Mound, TX, 5.00%, 3/1/25	715	868,718
Flower Mound, TX, 5.00%, 3/1/26	960	1,181,616
Flower Mound, TX, 5.00%, 3/1/27	510	622,042
Frenship Independent School District, TX, 5.00%, 2/15/32	2,000	2,328,200
Frisco Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/30	500	551,410
Germantown, TN, 4.00%, 8/1/31	1,030	1,179,185
Germantown, TN, 4.00%, 8/1/33	290	328,489
Gladstone School District No. 115, Clackamas County, OR, 0.00%, 6/15/27	1,500	1,174,410
Glen Rock Board of Education, NJ, 5.00%, 9/1/30	250	298,808
Glen Rock Board of Education, NJ, 5.00%, 9/1/31	445	527,814
Granville Exempted Village School District, OH, 5.00%, 12/1/26	500	605,585
Harlandale Independent School District, TX, 5.00%, 8/1/29	845	1,012,149
Hawaii County, HI, 4.00%, 9/1/31	2,955	3,246,865
Homewood, AL, 5.00%, 9/1/28	2,000	2,416,820
Homewood, AL, 5.00%, 9/1/29	2,000	2,402,700
Huber Heights City School District, OH, 5.00%, 12/1/26	840	1,009,100
Jourdanton Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/23	340	380,463
Jourdanton Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/24	340	385,342
Jourdanton Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/25	555	633,133
Jourdanton Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/26	500	574,350
Kane and DeKalb Counties Community Unit School District No. 301, IL, 3.00%, 1/1/22	195	202,989

Security	Principal Amount (000’s omitted)	Value
Kane and DeKalb Counties Community Unit School District No. 301, IL, 3.00%, 1/1/23	$200	$207,964
Kane and DeKalb Counties Community Unit School District No. 302, IL, 3.00%, 2/1/27	475	490,642
Kane and DeKalb Counties Community Unit School District No. 302, IL, 5.00%, 2/1/26	390	463,059
Kane, Cook and DuPage Counties School District No. 46, IL, 5.00%, 1/1/29	1,000	1,149,970
Kane, McHenry, Cook and DeKalb Counties Community Unit School District No. 300, IL, 5.00%, 1/1/28	2,370	2,857,722
Kauai County, HI, 4.00%, 8/1/33(2)	125	136,691
Kauai County, HI, 5.00%, 8/1/25(2)	100	122,348
Kauai County, HI, 5.00%, 8/1/26(2)	150	185,880
Kendall, Kane and Will Counties Community Unit School District No. 308, IL, 5.00%, 10/1/23	250	291,480
Kent, WA, 4.00%, 12/1/30	1,000	1,103,800
La Porte Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/22	1,025	1,177,961
Lakeland, FL, 5.00%, 10/1/25	635	762,737
Lakeland, FL, 5.00%, 10/1/28	1,500	1,777,950
Lakeland, FL, 5.00%, 10/1/30	1,000	1,173,380
Lakewood, OH, 4.00%, 12/1/30	400	440,604
Lansing School District, MI, 5.00%, 5/1/24	1,485	1,766,125
Laredo Community College District, TX, 4.00%, 8/1/22	240	264,377
Laredo Community College District, TX, 5.00%, 8/1/23	165	192,817
Laredo Community College District, TX, 5.00%, 8/1/24	140	165,897
Laredo Community College District, TX, 5.00%, 8/1/25	110	131,912
Laredo Community College District, TX, 5.00%, 8/1/26	320	388,096
Leander Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/24	2,220	1,948,694
Leander Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/31	950	575,348
Lewisville Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/27	1,600	1,816,048
Little Rock School District, AR, 3.00%, 2/1/23	400	415,196
Loudoun County, VA, 2.75%, 12/1/31	880	873,884
Lubbock, TX, 4.00%, 2/15/31	300	326,448
McLean County Public Building Commission, IL, 5.00%, 12/1/28	200	235,238
Miami-Dade County School District, FL, 5.00%, 3/15/28	300	356,850
Miami-Dade County, FL, 5.00%, 7/1/29	1,000	1,183,290
Miami-Dade County, FL, (Building Better Communities Program), 5.00%, 7/1/22	1,000	1,157,070
Miami-Dade County, FL, (Building Better Communities Program), 5.00%, 7/1/23	1,000	1,178,630
Miamisburg City School District, OH, 4.00%, 12/1/31	300	325,641
Milpitas Unified School District, CA, (Election of 2012), 4.00%, 8/1/32	560	610,025
Minneapolis Special School District No. 1, MN, 3.00%, 2/1/23	250	265,728
Minneapolis-St. Paul Metropolitan Council, 4.00%, 3/1/28	2,000	2,324,100
Minnesota, 5.00%, 10/1/31	2,000	2,460,280
Monroe, NC, Limited Obligation Bonds, 3.00%, 3/1/23	500	530,885
Montgomery County, PA, 4.00%, 7/1/27	1,110	1,261,082
Mountain View-Los Altos Union High School District, CA, 0.00%, 8/1/27	175	138,051
New York, NY, 5.00%, 8/1/25	2,000	2,428,580
Newberry County, SC, 5.00%, 5/1/22	1,500	1,729,605
North Fond du Lac School District, WI, 4.00%, 4/1/25	1,240	1,403,680
North Royalton City School District, OH, 4.00%, 12/1/32	600	650,136
Oak Ridge, TN, 3.00%, 6/1/28(2)	1,515	1,562,632
Oakland Schools Intermediate School District, MI, 5.00%, 5/1/25	920	1,115,546
Olentangy Local School District, OH, 4.00%, 12/1/27	415	470,685
Olentangy Local School District, OH, 4.00%, 12/1/30	630	694,884
Oregon, 1.65%, 6/1/23	185	183,703
Oregon, 1.70%, 12/1/23	260	257,806

Security	Principal Amount (000’s omitted)	Value
Oregon, 1.85%, 6/1/24	$155	$153,797
Oregon, 1.90%, 12/1/24	365	361,704
Oregon, 2.05%, 6/1/25	300	298,344
Oregon, 2.30%, 12/1/26	195	193,781
Oregon, 2.55%, 6/1/28	425	420,737
Oregon, 2.60%, 12/1/28	175	173,427
Oregon, 3.10%, 12/1/33	2,500	2,481,800
Oregon, 5.00%, 6/1/27	310	387,630
Oregon, 5.00%, 12/1/27	325	405,002
Owen J. Roberts School District, PA, 4.00%, 5/15/29	750	804,210
Pasadena, TX, 4.00%, 2/15/28	500	554,585
Pasadena, TX, 4.00%, 2/15/29	250	275,005
Pasadena, TX, 4.00%, 2/15/30	500	545,480
Pasadena, TX, 4.00%, 2/15/31	750	813,037
Pendleton School District No. 16R, Umatilla County, OR, 0.00%, 6/15/27	1,060	829,916
Penn Hills, PA, 5.00%, 12/1/27	1,000	1,204,650
Pennsylvania, 4.00%, 6/15/31	235	251,779
Pennsylvania, 5.00%, 7/1/24	650	766,636
Peoria, IL, 5.00%, 1/1/27	500	588,545
Pittsburg Unified School District, CA, 5.00%, 8/1/28	1,095	1,361,534
Pittsburg Unified School District, CA, 5.00%, 8/1/29	1,150	1,410,693
Pittsburg Unified School District, CA, 5.00%, 8/1/30	1,160	1,413,936
Pittsburg Unified School District, CA, (Election of 2014), 5.00%, 8/1/30	420	511,942
Pittsburg Unified School District, CA, (Election of 2014), 5.00%, 8/1/31	370	447,426
Pittsburg Unified School District, CA, (Election of 2014), 5.00%, 8/1/32	670	805,722
Pleasant Prairie, WI, 2.00%, 9/1/23	1,000	1,002,930
Prosper Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/24	1,020	1,213,147
Ravenswood City School District, CA, (Election of 2016), 5.00%, 8/1/22	430	498,701
Ravenswood City School District, CA, (Election of 2016), 5.00%, 8/1/23	445	526,141
Ravenswood City School District, CA, (Election of 2016), 5.00%, 8/1/24	465	559,786
Ravenswood City School District, CA, (Election of 2016), 5.00%, 8/1/25	485	591,263
Ravenswood City School District, CA, (Election of 2016), 5.00%, 8/1/26	505	621,453
Ravenswood City School District, CA, (Election of 2016), 5.00%, 8/1/27	530	646,536
Ravenswood City School District, CA, (Election of 2016), 5.00%, 8/1/28	555	669,197
Ravenswood City School District, CA, (Election of 2016), 5.00%, 8/1/29	575	686,797
Rhode Island Health and Educational Building Corp., (Tiverton Public Schools), 5.00%, 5/15/26	1,000	1,213,350
Romeo Community Schools, MI, 5.00%, 5/1/22	575	660,583
Romeo Community Schools, MI, 5.00%, 5/1/25	1,000	1,202,500
Romeo Community Schools, MI, 5.00%, 5/1/26	1,270	1,542,034
Romeo Community Schools, MI, 5.00%, 5/1/29	1,000	1,195,390
Romeo Community Schools, MI, 5.00%, 5/1/30	700	831,453
SCAGO Educational Facilities Corp. for Cherokee School District, SC, 5.00%, 12/1/22	500	571,075
SCAGO Educational Facilities Corp. for Cherokee School District, SC, 5.00%, 12/1/23	500	585,785
School District 27J, Adams and Weld Counties and City and County of Broomfield, CO, 4.00%, 12/1/30	750	827,797
School District 27J, Adams and Weld Counties and City and County of Broomfield, CO, 4.00%, 12/1/31	250	274,783
Seguin Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/29	400	445,796
Seguin Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/30	300	331,650
Seguin Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/31	200	219,762
South Carolina, 2.00%, 4/1/24	1,000	1,004,230
South Texas College District, 5.00%, 8/15/30	1,295	1,513,946

Security	Principal Amount (000’s omitted)	Value
Southfield Public Schools, MI, 5.00%, 5/1/25	$1,100	$1,322,750
Southfield Public Schools, MI, 5.00%, 5/1/27	1,000	1,223,440
Spring Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/24	500	604,250
Spring Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/26	735	910,503
St. Vrain Valley School District RE-1J, CO, 5.00%, 12/15/28	1,700	2,083,452
St. Vrain Valley School District RE-1J, CO, 5.00%, 12/15/29	1,000	1,216,360
Stamford, CT, 4.00%, 8/1/27	750	857,715
Stonington, CT, 3.00%, 11/1/33(2)	1,000	1,002,510
Sugar Land, TX, 5.00%, 2/15/26	555	679,642
Torrance Unified School District, CA, (Election of 2014), 5.00%, 8/1/30	515	627,780
Torrance Unified School District, CA, (Election of 2014), 5.00%, 8/1/31	450	544,567
Trussville, AL, 5.00%, 10/1/31	250	289,515
Tuloso-Midway Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/27	510	579,253
Tuloso-Midway Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/28	530	599,123
Tuloso-Midway Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/29	545	613,583
Tuloso-Midway Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/30	570	639,135
Tuloso-Midway Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/22	395	458,212
Tuloso-Midway Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/23	415	490,405
Tuloso-Midway Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/24	435	522,918
Tuloso-Midway Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/25	460	559,769
Tuloso-Midway Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/26	485	585,526
Upper Merion Area School District, PA, 5.00%, 1/15/32	340	401,846
Vestavia Hills, AL, 4.00%, 2/1/23	1,320	1,465,451
Virginia Resources Authority, (Pooled Financing Program), 5.00%, 11/1/25	600	737,892
Washington, 5.00%, 8/1/23	1,000	1,183,540
Waupun School District, WI, 4.00%, 4/1/24	105	117,648
Waupun School District, WI, 4.00%, 4/1/26	400	447,260
Weatherford Independent School District, TX, (PSF Guaranteed), 0.00%, 2/15/23	150	136,730
Weatherford Independent School District, TX, (PSF Guaranteed), 0.00%, 2/15/24	150	133,322
Weatherford Independent School District, TX, (PSF Guaranteed), 0.00%, 2/15/25	750	647,362
Weatherford Independent School District, TX, (PSF Guaranteed), 0.00%, 2/15/28	150	112,107
Weatherford Independent School District, TX, (PSF Guaranteed), 0.00%, 2/15/29	250	178,080
West Chester Township, OH, 4.00%, 12/1/27	400	454,300
Will County Community Unit School District No. 365-U, IL, 4.00%, 1/1/30	750	810,135
Will County Community Unit School District No. 365-U, IL, 4.00%, 1/1/31	750	805,050
Williamson County, TX, 5.00%, 2/15/28	300	354,657
York County, PA, 5.00%, 6/1/27	1,225	1,473,650

		$200,274,599

Hospital — 12.5%
Berks County Industrial Development Authority, PA, (Tower Health), 4.00%, 11/1/33	$500	$520,935
Berks County Industrial Development Authority, PA, (Tower Health), 5.00%, 11/1/23	400	465,288
Berks County Industrial Development Authority, PA, (Tower Health), 5.00%, 11/1/24	400	471,416
Berks County Industrial Development Authority, PA, (Tower Health), 5.00%, 11/1/25	400	475,908
Berks County Industrial Development Authority, PA, (Tower Health), 5.00%, 11/1/28	750	890,850
Buffalo and Erie County Industrial Land Development Corp., NY, (Catholic Health System, Inc.), 5.00%, 7/1/25	250	296,980
California Health Facilities Financing Authority, (Adventist Health System/West), 4.00%, 3/1/27	100	108,626
California Health Facilities Financing Authority, (El Camino Hospital), 5.00%, 2/1/29	750	901,657
Carroll City-County Hospital Authority, GA, (Tanner Medical Center, Inc.), 4.00%, 7/1/30	400	433,372
Carroll City-County Hospital Authority, GA, (Tanner Medical Center, Inc.), 4.00%, 7/1/31	450	485,208
Charlotte-Mecklenburg Hospital Authority, NC, 5.125%, 1/15/37	40	44,283

Security	Principal Amount (000’s omitted)	Value
Clarke County Hospital Authority, GA, (Piedmont Healthcare, Inc.), 4.00%, 7/1/33	$1,915	$2,027,219
Colorado Health Facilities Authority, (Parkview Medical Center), 5.00%, 9/1/23	270	314,736
Colorado Health Facilities Authority, (Parkview Medical Center), 5.00%, 9/1/25	260	310,575
Colorado Health Facilities Authority, (Parkview Medical Center), 5.00%, 9/1/28	800	956,624
Idaho Health Facilities Authority, (Trinity Health Credit Group), 5.00%, 12/1/30	750	854,707
Illinois Finance Authority, (Riverside Health System), 5.00%, 11/15/24	1,070	1,253,698
Illinois Finance Authority, (Riverside Health System), 5.00%, 11/15/25	400	471,464
Illinois Finance Authority, (Riverside Health System), 5.00%, 11/15/26	500	593,610
Illinois Finance Authority, (Riverside Health System), 5.00%, 11/15/27	500	586,640
Illinois Finance Authority, (Riverside Health System), 5.00%, 11/15/29	1,000	1,153,090
Illinois Finance Authority, (Rush University Medical Center), 5.00%, 11/15/31	1,000	1,132,030
Illinois Finance Authority, (Rush University Medical Center), 5.00%, 11/15/32	1,000	1,127,000
Indiana Finance Authority, (Community Foundation of Northwest Indiana Obligated Group), 5.00%, 9/1/24	500	590,760
Indiana Finance Authority, (Parkview Health), 5.00%, 11/1/23	1,000	1,176,960
Indiana Finance Authority, (Parkview Health), 5.00%, 11/1/24	500	597,415
Indiana Finance Authority, (Parkview Health), 5.00%, 11/1/26	300	364,674
Knox County Health, Educational and Housing Facility Board, TN, (University Health System, Inc.), 5.00%, 9/1/24	175	202,309
Knox County Health, Educational and Housing Facility Board, TN, (University Health System, Inc.), 5.00%, 9/1/30	1,000	1,149,920
Lehigh County General Purpose Authority, PA, (Lehigh Valley Health Network), 4.00%, 7/1/23	400	444,780
Lehigh County General Purpose Authority, PA, (Lehigh Valley Health Network), 5.00%, 7/1/22	350	401,299
Lehigh County General Purpose Authority, PA, (Lehigh Valley Health Network), 5.00%, 7/1/25	1,200	1,431,480
Lehigh County General Purpose Authority, PA, (Lehigh Valley Health Network), 5.00%, 7/1/27	450	535,338
Lehigh County General Purpose Authority, PA, (Lehigh Valley Health Network), 5.00%, 7/1/30	650	757,568
Louisiana Public Facilities Authority, (Ochsner Clinic Foundation), 5.00%, 5/15/23	150	173,981
Louisiana Public Facilities Authority, (Ochsner Clinic Foundation), 5.00%, 5/15/25	250	298,608
Louisiana Public Facilities Authority, (Ochsner Clinic Foundation), 5.00%, 5/15/26	250	296,475
Louisiana Public Facilities Authority, (Ochsner Clinic Foundation), 5.00%, 5/15/27	250	294,318
Louisville/Jefferson County Metro Government, KY, (Norton Healthcare, Inc.), 5.00%, 10/1/30	2,000	2,337,240
Louisville/Jefferson County Metro Government, KY, (Norton Healthcare, Inc.), 5.00%, 10/1/31	1,500	1,746,195
Louisville/Jefferson County Metro Government, KY, (Norton Healthcare, Inc.), 5.00%, 10/1/32	2,000	2,316,320
Maryland Health and Higher Educational Facilities Authority, (MedStar Health, Inc.), 5.00%, 8/15/31	1,000	1,151,160
Massachusetts Development Finance Agency, (Berkshire Retirement Community, Inc.), 5.00%, 7/1/25	595	710,037
Massachusetts Development Finance Agency, (South Shore Hospital), 5.00%, 7/1/24	550	646,074
Massachusetts Development Finance Agency, (South Shore Hospital), 5.00%, 7/1/26	500	596,385
Massachusetts Development Finance Agency, (South Shore Hospital), 5.00%, 7/1/27	500	591,260
Massachusetts Development Finance Agency, (South Shore Hospital), 5.00%, 7/1/28	500	586,605
Massachusetts Development Finance Agency, (South Shore Hospital), 5.00%, 7/1/29	210	244,965
Massachusetts Development Finance Agency, (South Shore Hospital), 5.00%, 7/1/30	500	579,500
Massachusetts Development Finance Agency, (South Shore Hospital), 5.00%, 7/1/31	250	288,300
Michigan Finance Authority, (Henry Ford Health System), 5.00%, 11/15/24	1,000	1,188,120

Security	Principal Amount (000’s omitted)	Value
Michigan Finance Authority, (Henry Ford Health System), 5.00%, 11/15/27	$2,500	$2,983,875
Michigan Finance Authority, (Sparrow Obligated Group), 5.00%, 11/15/24	500	601,685
Michigan Finance Authority, (Trinity Health Credit Group), 5.00%, 12/1/35	500	552,285
Missouri Health and Educational Facilities Authority, (CoxHealth), 5.00%, 11/15/31	490	564,911
Missouri Health and Educational Facilities Authority, (Saint Luke’s Health System), 5.00%, 11/15/31	1,000	1,158,000
Monongalia County Building Commission, WV, (Monongalia Health System Obligated Group), 5.00%, 7/1/23	500	576,645
Monongalia County Building Commission, WV, (Monongalia Health System Obligated Group), 5.00%, 7/1/24	500	583,960
New Hanover County, NC, (New Hanover Regional Medical Center), 5.00%, 10/1/23	1,000	1,178,840
New Hanover County, NC, (New Hanover Regional Medical Center), 5.00%, 10/1/24	2,000	2,389,520
New Hanover County, NC, (New Hanover Regional Medical Center), 5.00%, 10/1/26	500	610,295
New Hanover County, NC, (New Hanover Regional Medical Center), 5.00%, 10/1/29	1,000	1,201,750
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/22	800	906,344
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/25	1,000	1,182,520
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/26	550	655,550
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/27	700	827,169
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/28	700	820,659
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/30	520	601,817
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/31	700	806,092
New Mexico Hospital Equipment Loan Council, (Presbyterian Healthcare Services), 5.00%, 8/1/24	100	119,707
Norman Regional Hospital Authority, OK, 5.00%, 9/1/25	1,000	1,174,430
Norman Regional Hospital Authority, OK, 5.00%, 9/1/29	1,000	1,159,990
Northampton County General Purpose Authority, PA, (St. Luke’s University Health Network), 5.00%, 8/15/27	115	135,768
Northampton County General Purpose Authority, PA, (St. Luke’s University Health Network), 5.00%, 8/15/28	500	585,525
Ohio, (Cleveland Clinic Health System Obligated Group), 5.00%, 1/1/33	1,750	2,098,722
Ohio, (University Hospitals Health System, Inc.), 5.00%, 1/15/27	535	628,379
Ohio, (University Hospitals Health System, Inc.), 5.00%, 1/15/28	1,000	1,164,200
Ohio, (University Hospitals Health System, Inc.), 5.00%, 1/15/29	1,000	1,157,030
Ohio, (University Hospitals Health System, Inc.), 5.00%, 1/15/30	1,000	1,149,180
Ohio, (University Hospitals Health System, Inc.), 5.00%, 1/15/31	1,000	1,142,280
Richmond County Hospital Authority, GA, (University Health Services, Inc.), 5.00%, 1/1/24	630	742,915
Richmond County Hospital Authority, GA, (University Health Services, Inc.), 5.00%, 1/1/27	600	722,562
Richmond County Hospital Authority, GA, (University Health Services, Inc.), 5.00%, 1/1/28	1,000	1,190,470
Royal Oak Hospital Finance Authority, MI, (William Beaumont Hospital), 5.00%, 9/1/29	250	283,933
Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.), 4.00%, 12/1/30	150	153,114
Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.), 5.00%, 12/1/22	225	253,969
Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.), 5.00%, 12/1/24	300	346,074
St. Paul Housing and Redevelopment Authority, MN, (Fairview Health Services), 5.00%, 11/15/25	500	604,240

Security	Principal Amount (000’s omitted)	Value
St. Paul Housing and Redevelopment Authority, MN, (Fairview Health Services), 5.00%, 11/15/33	$800	$942,496
St. Paul Housing and Redevelopment Authority, MN, (HealthPartners Obligated Group), 5.00%, 7/1/30	625	725,700
Stafford County Economic Development Authority, VA, (Mary Washington Healthcare Obligated Group), 5.00%, 6/15/21	100	110,570
Stafford County Economic Development Authority, VA, (Mary Washington Healthcare Obligated Group), 5.00%, 6/15/22	200	224,934
Stafford County Economic Development Authority, VA, (Mary Washington Healthcare Obligated Group), 5.00%, 6/15/23	300	342,294
Stafford County Economic Development Authority, VA, (Mary Washington Healthcare Obligated Group), 5.00%, 6/15/24	500	577,790
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/23	55	64,416
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/24	350	414,813
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/25	335	400,121
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/26	400	477,824
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/27	305	360,452
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/28	500	587,125
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/30	400	464,716
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/31	400	462,736
Wisconsin Health and Educational Facilities Authority, (Agnesian HealthCare, Inc.), 5.00%, 7/1/22	220	250,336
Wisconsin Health and Educational Facilities Authority, (Agnesian HealthCare, Inc.), 5.00%, 7/1/23	215	248,953
Wisconsin Health and Educational Facilities Authority, (Agnesian HealthCare, Inc.), 5.00%, 7/1/24	200	234,666
Wisconsin Health and Educational Facilities Authority, (Agnesian HealthCare, Inc.), 5.00%, 7/1/25	250	296,678
Wisconsin Health and Educational Facilities Authority, (Agnesian HealthCare, Inc.), 5.00%, 7/1/26	400	479,808
Wisconsin Health and Educational Facilities Authority, (Ascension Health Senior Credit Group), 5.00%, 11/15/33	650	696,046

		$78,950,841

Housing — 1.2%
Connecticut Housing Finance Authority, 3.60%, 11/15/30	$195	$203,871
Georgia Housing & Finance Authority, 3.65%, 12/1/32	1,000	1,035,840
New York City Housing Development Corp., NY, 1.95%, 11/1/23	1,170	1,169,438
New York Mortgage Agency, 1.75%, 4/1/24	250	247,705
New York Mortgage Agency, 1.95%, 10/1/25	650	638,703
Virginia Housing Development Authority, 1.70%, 5/1/22	845	845,076
Virginia Housing Development Authority, 1.85%, 5/1/23	820	826,101
Virginia Housing Development Authority, 1.95%, 11/1/23	295	296,864
Virginia Housing Development Authority, 2.25%, 5/1/25	170	172,343
Virginia Housing Development Authority, 2.40%, 5/1/26	420	434,696

Security	Principal Amount (000’s omitted)	Value
Virginia Housing Development Authority, 2.55%, 5/1/27	$830	$839,479
Washington Housing Finance Commission, 2.05%, 6/1/24	310	317,443
Washington Housing Finance Commission, 2.25%, 6/1/25	455	469,041
Washington Housing Finance Commission, 2.30%, 12/1/25	130	134,047
Washington Housing Finance Commission, 2.40%, 6/1/26	105	107,676

		$7,738,323

Insured – Education — 0.1%
Glendale Union High School District No. 205, AZ, (AGM), 3.00%, 7/1/23(2)	$175	$185,936
Glendale Union High School District No. 205, AZ, (AGM), 3.00%, 7/1/24(2)	115	122,492

		$308,428

Insured – Electric Utilities — 0.1%
Sienna Plantation Municipal Utility District No. 3, TX, (AGM), 5.00%, 3/1/30	$500	$570,580

		$570,580

Insured – Escrowed/Prerefunded — 0.0%(1)
New Britain, CT, (BAM), Escrowed to Maturity, 5.00%, 3/1/25	$5	$6,113

		$6,113

Insured – General Obligations — 3.3%
Albertville, AL, (BAM), 4.00%, 6/1/28	$1,230	$1,318,179
Albertville, AL, (BAM), Series A, 4.00%, 6/1/30	1,605	1,709,999
Albertville, AL, (BAM), Series C, 4.00%, 6/1/30	610	649,906
Bellwood, IL, (AGM), 5.00%, 12/1/22	500	568,230
Bellwood, IL, (AGM), 5.00%, 12/1/23	1,000	1,154,220
Crawford County Unified School District No. 250, KS, (BAM), 5.00%, 9/1/26	250	303,658
Fort Bend County Municipal Utility District No. 128, TX, (BAM), 3.00%, 9/1/29(2)	650	653,185
Fort Bend County Municipal Utility District No. 128, TX, (BAM), 3.00%, 9/1/30(2)	650	647,927
Fort Bend County Municipal Utility District No. 128, TX, (BAM), 3.125%, 9/1/31(2)	750	750,210
Fort Bend County Municipal Utility District No. 128, TX, (BAM), 3.25%, 9/1/32(2)	750	751,807
Fort Bend County Municipal Utility District No. 128, TX, (BAM), 3.25%, 9/1/33(2)	750	745,380
Lakewood Township, NJ, (AGM), 4.00%, 11/1/24(2)	1,155	1,300,033
Lakewood Township, NJ, (AGM), 4.00%, 11/1/25(2)	1,175	1,331,862
Lakewood Township, NJ, (AGM), 4.00%, 11/1/26(2)	1,250	1,424,850
New Britain, CT, (AGM), 5.00%, 3/1/32	1,000	1,166,110
New Britain, CT, (BAM), 5.00%, 3/1/23	550	637,846
New Britain, CT, (BAM), 5.00%, 3/1/24	550	647,999
New Britain, CT, (BAM), 5.00%, 3/1/25	395	471,847
Northern Palm Beach County Improvement District, FL, (AGM), 5.00%, 8/1/23	250	290,225
Ogle and Winnebago Counties Community Unit School District No. 223, IL, (BAM), 4.00%, 12/1/25	470	513,884
Ogle and Winnebago Counties Community Unit School District No. 223, IL, (BAM), 5.00%, 12/1/21	190	213,894
Ogle and Winnebago Counties Community Unit School District No. 223, IL, (BAM), 5.00%, 12/1/22	320	366,154
Ogle and Winnebago Counties Community Unit School District No. 223, IL, (BAM), 5.00%, 12/1/23	400	463,412
Ogle and Winnebago Counties Community Unit School District No. 223, IL, (BAM), 5.00%, 12/1/24	325	380,179
Pocono Mountain School District, PA, (AGM), 4.00%, 9/1/25	1,720	1,941,536
Pocono Mountain School District, PA, (AGM), 4.00%, 9/1/27	690	773,863

		$21,176,395

Security	Principal Amount (000’s omitted)	Value
Insured – Hospital — 0.1%
Allegheny County Hospital Development Authority, PA, (UPMC Health System), (NPFG), 6.00%, 7/1/26	$500	$644,320

		$644,320

Insured – Lease Revenue/Certificates of Participation — 2.2%
Biloxi Public School District, MS, (BAM), 5.00%, 4/1/23	$1,000	$1,157,640
Biloxi Public School District, MS, (BAM), 5.00%, 4/1/25	1,500	1,789,230
Biloxi Public School District, MS, (BAM), 5.00%, 4/1/26	1,250	1,507,887
Biloxi Public School District, MS, (BAM), 5.00%, 4/1/28	500	589,735
Biloxi Public School District, MS, (BAM), 5.00%, 4/1/29	1,235	1,449,519
Clermont County Port Authority, OH, (West Clermont Local School District), (BAM), 5.00%, 12/1/26	250	297,685
Clermont County Port Authority, OH, (West Clermont Local School District), (BAM), 5.00%, 12/1/29	100	118,027
El Paso County, CO, (Terry R. Harris Judicial Complex), (AGM), 2.00%, 12/1/22	870	881,371
El Paso County, CO, (Terry R. Harris Judicial Complex), (AGM), 2.00%, 12/1/23	1,640	1,660,697
Highlands County School Board, FL, (BAM), 5.00%, 3/1/23	500	578,210
Highlands County School Board, FL, (BAM), 5.00%, 3/1/26	400	477,220
Highlands County School Board, FL, (BAM), 5.00%, 3/1/27	200	237,418
Pasco County School Board, FL, (BAM), 5.00%, 8/1/23	255	298,141
Pasco County School Board, FL, (BAM), 5.00%, 8/1/24	410	485,842
Pasco County School Board, FL, (BAM), 5.00%, 8/1/25	305	365,756
Pasco County School Board, FL, (BAM), 5.00%, 8/1/26	355	430,544
Pasco County School Board, FL, (BAM), 5.00%, 8/1/27	605	726,835
Pasco County School Board, FL, (BAM), 5.00%, 8/1/28	410	488,294
Pasco County School Board, FL, (BAM), 5.00%, 8/1/29	510	601,698

		$14,141,749

Insured – Special Tax Revenue — 0.1%
Successor Agency to Yuba City Redevelopment Agency, CA, (AGM), 5.00%, 9/1/24	$115	$137,896
Successor Agency to Yuba City Redevelopment Agency, CA, (AGM), 5.00%, 9/1/25	420	509,540

		$647,436

Insured – Transportation — 0.5%
New Brunswick Parking Authority, NJ, (BAM), 5.00%, 9/1/22	$840	$964,648
New Brunswick Parking Authority, NJ, (BAM), 5.00%, 9/1/23	440	514,140
New Brunswick Parking Authority, NJ, (BAM), 5.00%, 9/1/24	350	414,508
New Brunswick Parking Authority, NJ, (BAM), 5.00%, 9/1/25	500	598,990
New Brunswick Parking Authority, NJ, (BAM), 5.00%, 9/1/26	320	383,101
New Brunswick Parking Authority, NJ, (BAM), 5.00%, 9/1/27	375	447,461

		$3,322,848

Insured – Water and Sewer — 0.1%
Gulf Coast Waste Disposal Authority, TX, (AGM), 5.00%, 10/1/22	$250	$287,713
Gulf Coast Waste Disposal Authority, TX, (AGM), 5.00%, 10/1/24	150	178,175
Gulf Coast Waste Disposal Authority, TX, (AGM), 5.00%, 10/1/30	250	295,012
Weatherford, TX, Utility System Revenue, (AGM), 5.00%, 9/1/22	100	114,939

		$875,839

Lease Revenue/Certificates of Participation — 7.8%
Adams County, CO, Certificates of Participation, 4.00%, 12/1/28	$1,000	$1,107,580
Broward County School Board, FL, 5.00%, 7/1/22	1,500	1,731,210
Broward County School Board, FL, 5.00%, 7/1/23	500	589,020

Security	Principal Amount (000’s omitted)	Value
Broward County School Board, FL, 5.00%, 7/1/24	$1,250	$1,495,762
Broward County School Board, FL, 5.00%, 7/1/25	500	604,500
Broward County School Board, FL, 5.00%, 7/1/27	500	610,755
Broward County School Board, FL, 5.00%, 7/1/29	500	602,430
Broward County School Board, FL, 5.00%, 7/1/30	400	473,008
Broward County School Board, FL, 5.00%, 7/1/31	600	707,982
California Public Works Board, 4.00%, 12/1/31	1,000	1,085,470
California Public Works Board, 5.00%, 11/1/26	1,000	1,234,780
California Public Works Board, 5.00%, 11/1/27	1,000	1,226,510
California Public Works Board, 5.00%, 11/1/28	1,000	1,215,590
California Public Works Board, 5.00%, 11/1/29	1,000	1,206,580
Canadian County Educational Facilities Authority, OK, (Mustang Public Schools), 5.00%, 9/1/26	500	607,315
Canadian County Educational Facilities Authority, OK, (Mustang Public Schools), 5.00%, 9/1/27	500	601,555
Cleveland County Educational Facilities Authority, OK, (Noble Public Schools), 5.00%, 9/1/25	300	358,920
Colorado Department of Transportation, 5.00%, 6/15/30	350	415,671
Colorado Department of Transportation, 5.00%, 6/15/31	310	366,324
Costa Mesa Financing Authority, CA, 5.00%, 10/1/30	165	201,831
Costa Mesa Financing Authority, CA, 5.00%, 10/1/31	185	224,660
Costa Mesa Financing Authority, CA, 5.00%, 10/1/32	155	187,322
Costa Mesa Financing Authority, CA, 5.00%, 10/1/33	150	180,263
Cuyahoga County, OH, (Convention Hotel), 5.00%, 12/1/26	250	289,510
Eagle County, CO, Certificates of Participation, 5.00%, 12/1/26	200	240,754
Fountain Valley Public Financing Authority, CA, 4.00%, 11/1/22	515	578,881
Fountain Valley Public Financing Authority, CA, 4.00%, 11/1/23	135	153,375
Fountain Valley Public Financing Authority, CA, 4.00%, 11/1/24	550	632,335
Fountain Valley Public Financing Authority, CA, 4.00%, 11/1/25	570	660,254
Fountain Valley Public Financing Authority, CA, 4.00%, 11/1/26	595	685,059
Fountain Valley Public Financing Authority, CA, 4.00%, 11/1/27	620	706,062
Fountain Valley Public Financing Authority, CA, 4.00%, 11/1/28	645	726,541
Fountain Valley Public Financing Authority, CA, 4.00%, 11/1/29	675	753,172
Fountain Valley Public Financing Authority, CA, 4.00%, 11/1/30	700	775,411
Kentucky Property and Buildings Commission, 5.00%, 4/1/27	1,710	2,034,968
Lee County School Board, FL, Certificates of Participation, 5.00%, 8/1/32	1,495	1,738,461
Medina City School District, OH, 5.00%, 12/1/23	350	411,362
Medina City School District, OH, 5.00%, 12/1/24	400	476,232
Oklahoma Development Finance Authority, (State System of Higher Education), 4.00%, 6/1/29	855	939,611
Orange County School Board, FL, 5.00%, 8/1/26	2,000	2,445,100
Orange County School Board, FL, 5.00%, 8/1/32	1,935	2,260,370
Pennington County, SD, Certificates of Participation, 5.00%, 6/1/26	1,235	1,479,024
Pennington County, SD, Certificates of Participation, 5.00%, 6/1/27	1,300	1,548,846
Pinellas County School Board, FL, 5.00%, 7/1/33	500	589,305
Plymouth Intermediate District No. 287, MN, Certificates of Participation, 5.00%, 2/1/30	885	1,052,946
Public Finance Authority, WI, (KU Campus Development Corp.), 5.00%, 3/1/29	500	587,300
Riverside County Public Financing Authority, CA, 5.00%, 11/1/27	850	1,026,426
Riverside County Public Financing Authority, CA, 5.00%, 11/1/28	950	1,140,237
San Francisco City and County, CA, (City Office Buildings), 4.00%, 9/1/29	1,075	1,182,790

Security	Principal Amount (000’s omitted)	Value
South Dakota Building Authority, 5.00%, 6/1/26	$500	$611,985
South Dakota Building Authority, 5.00%, 6/1/27	635	743,363
South Dakota Building Authority, 5.00%, 6/1/28	210	248,592
South Dakota Building Authority, Series 2015B, 5.00%, 6/1/30	200	234,782
South Dakota Building Authority, Series 2017A, 5.00%, 6/1/30	900	1,084,662
St. Charles County Public Water Supply District No. 2, MO, 3.00%, 12/1/24	650	682,532
Tulsa County Industrial Authority, OK, (Broken Arrow Public Schools), 5.00%, 9/1/23	500	585,455
Washington, Certificates of Participation, 5.00%, 7/1/32	2,875	3,412,539

		$49,753,280

Other Revenue — 3.0%
Citizens Property Insurance Corp., FL, 5.00%, 6/1/22	$300	$340,896
District of Columbia, (National Public Radio, Inc.), 5.00%, 4/1/28	1,000	1,186,120
District of Columbia, (National Public Radio, Inc.), 5.00%, 4/1/29	1,000	1,177,820
District of Columbia, (National Public Radio, Inc.), 5.00%, 4/1/30	1,000	1,168,780
Fulton County Development Authority, GA, (Robert W. Woodruff Arts Center, Inc.), 5.00%, 3/15/24	600	702,432
Hyland Hills Park & Recreation District, CO, 5.00%, 12/15/24	150	178,842
Hyland Hills Park & Recreation District, CO, 5.00%, 12/15/25	155	186,085
Hyland Hills Park & Recreation District, CO, 5.00%, 12/15/26	150	181,905
Louisiana Local Government Environmental Facilities and Community Development Authority, (Jefferson Parish), 5.00%, 4/1/27	500	598,500
Louisiana Local Government Environmental Facilities and Community Development Authority, (Jefferson Parish), 5.00%, 4/1/29	500	588,910
Metro, OR, (Oregon Convention Center Hotel), 5.00%, 6/15/23	250	293,300
Metro, OR, (Oregon Convention Center Hotel), 5.00%, 6/15/24	335	399,762
Metro, OR, (Oregon Convention Center Hotel), 5.00%, 6/15/25	180	217,701
Metro, OR, (Oregon Convention Center Hotel), 5.00%, 6/15/26	195	238,508
Metro, OR, (Oregon Convention Center Hotel), 5.00%, 6/15/27	210	259,287
Mississippi Development Bank, Special Obligation Bond, (Jackson Public School District), 5.00%, 4/1/25	1,270	1,517,764
Rhode Island Health and Educational Building Corp., (Barrington), 4.00%, 5/15/32	1,000	1,096,300
Rhode Island Health and Educational Building Corp., (Barrington), 5.00%, 5/15/28	1,060	1,308,920
Scotland County, NC, Limited Obligation Bonds, 5.00%, 12/1/23	570	671,010
Scotland County, NC, Limited Obligation Bonds, 5.00%, 12/1/24	155	184,765
Scotland County, NC, Limited Obligation Bonds, 5.00%, 12/1/25	270	325,682
Scotland County, NC, Limited Obligation Bonds, 5.00%, 12/1/28	505	616,873
Scotland County, NC, Limited Obligation Bonds, 5.00%, 12/1/29	255	309,463
Scotland County, NC, Limited Obligation Bonds, 5.00%, 12/1/31	425	510,752
Spartanburg County School District No. 7, SC, Special Obligation Bonds, 5.00%, 12/1/24	500	598,930
Wisconsin, Environmental Improvement Fund Revenue, 5.00%, 6/1/31	2,500	2,980,475
Wisconsin, Environmental Improvement Fund Revenue, 5.00%, 6/1/32	1,000	1,186,820

		$19,026,602

Senior Living/Life Care — 3.7%
Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.), 5.00%, 11/15/28	$50	$56,940
Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.), 5.00%, 11/15/30	100	112,665
California Statewide Communities Development Authority, (American Baptist Homes of the West), 5.00%, 10/1/22	250	285,560
California Statewide Communities Development Authority, (American Baptist Homes of the West), 5.00%, 10/1/25	100	117,534

Security	Principal Amount (000’s omitted)	Value
Cumberland County Municipal Authority, PA, (Diakon Lutheran Social Ministries), 2.50%, 1/1/26	$640	$623,776
Cumberland County Municipal Authority, PA, (Diakon Lutheran Social Ministries), 5.00%, 1/1/25	1,175	1,359,028
Cumberland County Municipal Authority, PA, (Diakon Lutheran Social Ministries), 5.00%, 1/1/27	1,035	1,190,333
Cumberland County Municipal Authority, PA, (Diakon Lutheran Social Ministries), 5.00%, 1/1/29	1,455	1,647,380
Cumberland County Municipal Authority, PA, (Diakon Lutheran Social Ministries), 5.00%, 1/1/30	645	725,831
Cumberland County Municipal Authority, PA, (Diakon Lutheran Social Ministries), 5.00%, 1/1/31	500	561,135
East Hempfield Township Industrial Development Authority, PA, (Willow Valley Communities), 5.00%, 12/1/21	250	283,975
East Hempfield Township Industrial Development Authority, PA, (Willow Valley Communities), 5.00%, 12/1/31	250	285,830
Fulton County Residential Care Facilities for the Elderly Authority, GA, (Lenbrook Square Foundation, Inc.), 4.00%, 7/1/24	630	687,254
Fulton County Residential Care Facilities for the Elderly Authority, GA, (Lenbrook Square Foundation, Inc.), 4.00%, 7/1/26	500	542,640
Glendale Industrial Development Authority, AZ, (Royal Oaks Life Care Community), 4.00%, 5/15/24	675	750,323
Glendale Industrial Development Authority, AZ, (Royal Oaks Life Care Community), 4.00%, 5/15/25	500	555,940
Illinois Finance Authority, (Presbyterian Homes Obligated Group), 5.00%, 5/1/21	325	360,913
Illinois Finance Authority, (Presbyterian Homes Obligated Group), 5.00%, 5/1/22	225	254,723
Illinois Finance Authority, (Presbyterian Homes Obligated Group), 5.00%, 5/1/23	225	258,332
Illinois Finance Authority, (Presbyterian Homes Obligated Group), 5.00%, 5/1/24	480	557,798
Illinois Finance Authority, (Presbyterian Homes Obligated Group), 5.00%, 11/1/24	200	234,718
Illinois Finance Authority, (Presbyterian Homes Obligated Group), 5.00%, 11/1/27	250	293,260
Illinois Finance Authority, (Presbyterian Homes Obligated Group), 5.00%, 11/1/28	250	292,610
Illinois Finance Authority, (Presbyterian Homes Obligated Group), 5.00%, 11/1/31	250	284,103
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 3.00%, 2/1/27	1,000	1,004,340
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 5.00%, 2/1/23	600	683,766
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 5.00%, 2/1/24	440	506,260
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 5.00%, 2/1/26	385	448,205
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 5.00%, 2/1/28	250	284,908
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 5.00%, 2/1/29	600	679,110
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 5.00%, 2/1/30	200	225,132
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 5.00%, 2/1/31	250	280,073
New Hope Cultural Education Facilities Finance Corp., TX, (Westminster), 5.00%, 11/1/22	175	200,566
New Hope Cultural Education Facilities Finance Corp., TX, (Westminster), 5.00%, 11/1/23	200	231,912
New Hope Cultural Education Facilities Finance Corp., TX, (Westminster), 5.00%, 11/1/28	590	672,753
New Hope Cultural Education Facilities Finance Corp., TX, (Westminster), 5.00%, 11/1/31	410	461,402

Security	Principal Amount (000’s omitted)	Value
North Carolina Medical Care Commission, (United Methodist Retirement Homes), 5.00%, 10/1/30	$200	$228,056
North Carolina Medical Care Commission, (United Methodist Retirement Homes), 5.00%, 10/1/31	675	765,200
Sarasota County Health Facilities Authority, FL, (Village on the Isle), 5.00%, 1/1/22	375	415,916
Sarasota County Health Facilities Authority, FL, (Village on the Isle), 5.00%, 1/1/23	865	972,692
Sarasota County Health Facilities Authority, FL, (Village on the Isle), 5.00%, 1/1/25	750	853,792
Warren County, OH, (Otterbein Homes Obligated Group), 5.00%, 7/1/23	200	232,788
Warren County, OH, (Otterbein Homes Obligated Group), 5.00%, 7/1/27	250	295,205
Warren County, OH, (Otterbein Homes Obligated Group), 5.00%, 7/1/29	440	511,056
Warren County, OH, (Otterbein Homes Obligated Group), 5.00%, 7/1/30	475	548,559
Warren County, OH, (Otterbein Homes Obligated Group), 5.00%, 7/1/31	470	540,072

		$23,364,364

Special Tax Revenue — 7.0%
Atlanta Development Authority, GA, (New Downtown Atlanta Stadium), 5.00%, 7/1/26	$100	$120,114
Atlanta, GA, Tax Allocation Increments, 5.00%, 1/1/23	260	298,631
Atlanta, GA, Tax Allocation Increments, 5.00%, 1/1/24	115	133,967
Atlanta, GA, Tax Allocation Increments, 5.00%, 1/1/25	450	529,812
Atlanta, GA, Tax Allocation Increments, 5.00%, 1/1/27	300	355,308
Atlanta, GA, Tax Allocation Increments, 5.00%, 1/1/28	300	352,644
Atlanta, GA, Tax Allocation Increments, 5.00%, 1/1/29	300	350,721
Cape Coral, FL, Special Obligation Bonds, 5.00%, 10/1/22	500	579,510
Cape Coral, FL, Special Obligation Bonds, 5.00%, 10/1/23	500	591,220
Cleveland, OH, Income Tax Revenue, (Bridges and Roadways Improvements), 4.00%, 10/1/23	125	140,211
Cleveland, OH, Income Tax Revenue, (Bridges and Roadways Improvements), 4.00%, 10/1/24	200	225,982
Cleveland, OH, Income Tax Revenue, (Bridges and Roadways Improvements), 4.00%, 10/1/25	225	255,665
Cleveland, OH, Income Tax Revenue, (Bridges and Roadways Improvements), 4.00%, 10/1/26	250	285,155
Cleveland, OH, Income Tax Revenue, (Bridges and Roadways Improvements), 4.00%, 10/1/27	465	531,170
Cleveland, OH, Income Tax Revenue, (Bridges and Roadways Improvements), 4.00%, 10/1/28	400	451,264
Cleveland, OH, Income Tax Revenue, (Bridges and Roadways Improvements), 4.00%, 10/1/29	250	279,715
Cleveland, OH, Income Tax Revenue, (Parks and Recreation Facilities Improvements), 4.00%, 10/1/24	420	474,562
Cleveland, OH, Income Tax Revenue, (Parks and Recreation Facilities Improvements), 4.00%, 10/1/25	435	494,286
Cleveland, OH, Income Tax Revenue, (Parks and Recreation Facilities Improvements), 4.00%, 10/1/27	885	1,010,936
Cleveland, OH, Income Tax Revenue, (Parks and Recreation Facilities Improvements), 4.00%, 10/1/29	500	559,430
Cleveland, OH, Income Tax Revenue, (Public Facilities Improvements), 4.00%, 10/1/24	200	225,982
Cleveland, OH, Income Tax Revenue, (Public Facilities Improvements), 4.00%, 10/1/25	200	227,258
Cleveland, OH, Income Tax Revenue, (Public Facilities Improvements), 4.00%, 10/1/26	150	171,093
Cleveland, OH, Income Tax Revenue, (Public Facilities Improvements), 4.00%, 10/1/27	240	274,152
Connecticut, Special Tax Obligation, (Transportation Infrastructure), 5.00%, 9/1/32	2,040	2,349,244
Cuyahoga County, OH, Excise Tax Revenue, 5.00%, 12/1/22	500	577,345
Cuyahoga County, OH, Excise Tax Revenue, 5.00%, 12/1/23	500	587,660

Security	Principal Amount (000’s omitted)	Value
Escambia County School Board, FL, Sales Tax Revenue, 5.00%, 9/1/26	$450	$549,396
Escambia County School Board, FL, Sales Tax Revenue, 5.00%, 9/1/27	650	787,196
Hamilton County, OH, Sales Tax Revenue, 5.00%, 12/1/22	600	700,110
Lafayette, LA, Sales Tax Revenue, 5.00%, 3/1/31	1,400	1,650,054
Los Angeles County Metropolitan Transportation Authority, CA, Sales Tax Revenue, 5.00%, 6/1/31	1,000	1,215,220
Los Angeles County Metropolitan Transportation Authority, CA, Sales Tax Revenue, 5.00%, 6/1/32	500	604,570
Miami Beach, FL, Resort Tax Revenue, 5.00%, 9/1/23	500	588,475
Miami-Dade County, FL, Special Obligation Bonds, 5.00%, 4/1/25	250	302,585
Miami-Dade County, FL, Special Obligation Bonds, 5.00%, 4/1/26	1,025	1,255,799
Miami-Dade County, FL, Special Obligation Bonds, 5.00%, 4/1/29	900	1,075,788
Miami-Dade County, FL, Special Obligation Bonds, 5.00%, 4/1/30	950	1,127,603
Miami-Dade County, FL, Special Obligation Bonds, 5.00%, 4/1/31	895	1,057,854
Miami-Dade County, FL, Special Obligation Bonds, 5.00%, 4/1/32	735	864,485
New York City Transitional Finance Authority, NY, Future Tax Revenue, 5.00%, 11/1/30	1,500	1,818,105
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 2/15/33	2,500	2,993,875
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/32	1,800	2,139,408
San Francisco County Transportation Authority, CA, Sales Tax Revenue, 3.00%, 2/1/30(2)	2,870	2,909,376
Scottsdale Municipal Property Corp., AZ, Excise Tax Revenue, 5.00%, 7/1/32	2,500	3,043,125
St. Lucie County, FL, Special Tax Revenue, 5.00%, 10/1/29	1,445	1,744,924
St. Lucie County, FL, Special Tax Revenue, 5.00%, 10/1/30	1,000	1,202,720
St. Lucie County, FL, Special Tax Revenue, 5.00%, 10/1/32	1,000	1,191,190
Successor Agency to San Mateo Redevelopment Agency, CA, 5.00%, 8/1/26	100	118,978
Successor Agency to San Mateo Redevelopment Agency, CA, 5.00%, 8/1/29	140	163,220
Tri-County Metropolitan Transportation District, OR, Payroll Tax Revenue, 4.00%, 9/1/31	1,000	1,119,010
Tri-County Metropolitan Transportation District, OR, Payroll Tax Revenue, 5.00%, 9/1/32	1,000	1,200,470
Tustin Community Facilities District No. 06-1, CA, (Tustin Legacy/Columbus Villages), 5.00%, 9/1/28	250	290,905

		$44,147,478

Transportation — 9.7%
Alameda Corridor Transportation Authority, CA, 4.00%, 10/1/23	$250	$279,380
Alameda Corridor Transportation Authority, CA, 5.00%, 10/1/24	250	296,602
Bay Area Toll Authority, CA, (San Francisco Bay Area), 2.10% to 4/1/22 (Put Date), 4/1/45	2,000	2,040,840
Bay Area Toll Authority, CA, (San Francisco Bay Area), 2.95% to 4/1/26 (Put Date), 4/1/47	1,800	1,892,196
Brazoria County Toll Road Authority, TX, 5.00%, 3/1/29	1,580	1,914,186
Brazoria County Toll Road Authority, TX, 5.00%, 3/1/33	1,985	2,350,280
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/22	150	170,916
Chicago, IL, (O’Hare International Airport), Series 2015B, 5.00%, 1/1/24	200	236,664
Chicago, IL, (O’Hare International Airport), Series 2016B, 5.00%, 1/1/24	500	591,660
Chicago, IL, (O’Hare International Airport), Series 2015B, 5.00%, 1/1/25	100	119,780
Chicago, IL, (O’Hare International Airport), Series 2016B, 5.00%, 1/1/25	1,000	1,197,800
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/26	1,000	1,207,330
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/28	150	176,496
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/29	150	175,524
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/30	500	581,865
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/31	1,000	1,160,170
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/33	500	575,840
Chicago, IL, (O’Hare International Airport), 5.25%, 1/1/28	2,905	3,579,657
Chicago, IL, (O’Hare International Airport), 5.25%, 1/1/29	3,060	3,739,657

Security	Principal Amount (000’s omitted)	Value
Chicago, IL, (O’Hare International Airport), 5.25%, 1/1/30	$1,000	$1,215,720
Chicago, IL, (O’Hare International Airport), 5.25%, 1/1/31	1,000	1,211,180
Chicago, IL, (O’Hare International Airport), 5.25%, 1/1/32	2,565	3,090,440
Commonwealth Transportation Board, VA, 5.00%, 9/15/30	1,240	1,496,159
Denver City and County, CO, Airport System Revenue, 5.00%, 11/15/23	1,000	1,180,370
Denver City and County, CO, Airport System Revenue, 5.00%, 11/15/24	650	779,278
Denver City and County, CO, Airport System Revenue, 5.00%, 11/15/25	625	758,894
Denver City and County, CO, Airport System Revenue, 5.00%, 11/15/31	1,650	1,951,026
Denver City and County, CO, Airport System Revenue, 5.00%, 11/15/32	2,200	2,587,860
Fort Bend County, TX, Toll Road Revenue, 5.00%, 3/1/22	100	114,078
Fort Bend County, TX, Toll Road Revenue, 5.00%, 3/1/23	150	173,876
Fort Bend County, TX, Toll Road Revenue, 5.00%, 3/1/24	195	229,999
Fort Bend County, TX, Toll Road Revenue, 5.00%, 3/1/28	500	582,145
Fort Bend County, TX, Toll Road Revenue, 5.00%, 3/1/29	1,000	1,158,490
Fort Bend County, TX, Toll Road Revenue, 5.00%, 3/1/30	750	864,540
Georgia State Road and Tollway Authority, 5.00%, 6/1/26	250	305,552
Idaho Housing and Finance Association, Federal Highway Trust Fund, 5.00%, 7/15/25	650	787,514
Illinois Toll Highway Authority, 5.00%, 1/1/29	175	207,121
Illinois Toll Highway Authority, 5.00%, 12/1/32	350	406,665
Kentucky Asset/Liability Commission, 2014 Federal Highway Trust Fund, 5.00%, 9/1/24	1,200	1,432,128
Kentucky Asset/Liability Commission, 2015 Federal Highway Trust Fund, 5.00%, 9/1/24	250	298,360
Kentucky Turnpike Authority, 5.00%, 7/1/33	500	568,730
Metropolitan Transportation Authority, NY, 5.00%, 11/15/22	500	582,200
Metropolitan Transportation Authority, NY, 5.00%, 11/15/23	500	592,695
Metropolitan Transportation Authority, NY, 5.00%, 11/15/24	500	601,995
Metropolitan Transportation Authority, NY, 5.00%, 11/15/25	500	608,355
Metropolitan Transportation Authority, NY, 5.00%, 11/15/26	1,000	1,231,990
Metropolitan Transportation Authority, NY, 5.00%, 11/15/41	750	846,150
Miami-Dade County, FL, Seaport Revenue, 5.00%, 10/1/23	130	149,846
New Brunswick Parking Authority, NJ, 5.00%, 9/1/22	500	573,945
New Orleans Aviation Board, LA, 5.00%, 1/1/28	150	183,149
New Orleans Aviation Board, LA, 5.00%, 1/1/31	190	226,792
North Carolina, (Federal-Aid Highway Projects), 5.00%, 3/1/23	750	876,022
North Carolina, (Federal-Aid Highway Projects), 5.00%, 3/1/29	550	648,010
North Carolina, (Federal-Aid Highway Projects), 5.00%, 3/1/30	400	469,808
Port of Seattle, WA, 5.00%, 3/1/24	250	297,657
Port of Seattle, WA, 5.00%, 3/1/25	150	179,228
Port of Seattle, WA, 5.00%, 3/1/27	250	294,682
Port of Seattle, WA, 5.00%, 3/1/29	250	291,745
Salt Lake City, UT, (Salt Lake City International Airport), 5.00%, 7/1/27	300	371,286
Salt Lake City, UT, (Salt Lake City International Airport), 5.00%, 7/1/28	1,370	1,680,853
Salt Lake City, UT, (Salt Lake City International Airport), 5.00%, 7/1/32	600	716,670
Texas Transportation Commission, 5.00%, 4/1/33	50	58,494
Tri-County Metropolitan Transportation District, OR, 5.00%, 10/1/24	500	598,540
Tri-County Metropolitan Transportation District, OR, 5.00%, 10/1/26	500	611,845
Wisconsin, Transportation Revenue, 5.00%, 7/1/31	3,450	4,071,414
Wisconsin, Transportation Revenue, 5.00%, 7/1/32	700	822,752

		$61,273,091

Water and Sewer — 4.2%
Boston Water and Sewer Commission, MA, 5.00%, 11/1/31	$450	$534,046
Buffalo Municipal Water Finance Authority, NY, 5.00%, 7/1/25	300	361,047
Buffalo Municipal Water Finance Authority, NY, 5.00%, 7/1/29	115	136,344

Security	Principal Amount (000’s omitted)	Value
Buffalo Municipal Water Finance Authority, NY, 5.00%, 7/1/30	$100	$117,946
Cape Fear Public Utility Authority, NC, Water and Sewer System Revenue, 5.00%, 8/1/23	1,000	1,187,160
Cape Fear Public Utility Authority, NC, Water and Sewer System Revenue, 5.00%, 8/1/24	1,130	1,366,735
Chino Basin Desalter Authority, CA, 4.00%, 6/1/32	1,235	1,342,408
East Bay Municipal Utility District, CA, Wastewater System Revenue, 4.00%, 6/1/31	170	189,761
Jacksonville, NC, Enterprise Systems Revenue, 5.00%, 5/1/27	700	859,754
Jacksonville, NC, Enterprise Systems Revenue, 5.25%, 5/1/28	250	314,975
Jacksonville, NC, Enterprise Systems Revenue, 5.25%, 5/1/31	160	205,266
Kentucky Infrastructure Authority, Wastewater and Drinking Water Revolving Fund Revenue, 5.00%, 2/1/28	500	608,840
Lancaster, OH, Wastewater System Revenue, 4.00%, 12/1/24	655	736,475
Lancaster, OH, Wastewater System Revenue, 4.00%, 12/1/26	205	230,240
Lancaster, OH, Wastewater System Revenue, 4.00%, 12/1/27	250	277,860
Lancaster, OH, Wastewater System Revenue, 4.00%, 12/1/28	670	735,392
Marin Public Financing Authority, CA, (Sausalito-Marin City Sanitary District), 4.00%, 4/1/31	780	867,898
Marin Public Financing Authority, CA, (Sausalito-Marin City Sanitary District), 4.00%, 4/1/32	875	962,106
Marysville, OH, Water System Revenue, 4.00%, 12/1/25	250	285,330
Marysville, OH, Water System Revenue, 4.00%, 12/1/27	180	202,727
Mesa, AZ, Utility Systems Revenue, 5.00%, 7/1/27	600	743,058
Mesa, AZ, Utility Systems Revenue, 5.00%, 7/1/29	500	602,000
Mesa, AZ, Utility Systems Revenue, 5.00%, 7/1/30	600	716,178
Oklahoma City Water Utilities Trust, OK, 5.00%, 7/1/22	995	1,154,210
Oklahoma City Water Utilities Trust, OK, 5.00%, 7/1/23	855	1,011,790
Port St. Lucie, FL, Utility System Revenue, 5.00%, 9/1/23	300	351,273
Rapid City, SD, Water Revenue, 4.00%, 11/1/29	600	660,300
Rapid City, SD, Water Revenue, 4.00%, 11/1/30	670	733,784
Rapid City, SD, Water Revenue, 5.00%, 11/1/26	1,000	1,206,750
Rapid City, SD, Water Revenue, 5.00%, 11/1/27	515	618,129
Rhode Island Infrastructure Bank, Water Pollution Control Revenue, 5.00%, 10/1/23	1,600	1,903,792
Rock Hill, SC, Combined Utility System Revenue, 5.00%, 1/1/23	300	348,093
Rock Hill, SC, Combined Utility System Revenue, 5.00%, 1/1/26	1,000	1,212,320
Santa Fe, NM, Water Utility System Revenue, 4.00%, 6/1/30	365	404,957
Santa Fe, NM, Water Utility System Revenue, 4.00%, 6/1/31	450	495,616
St. Joseph Industrial Development Authority, MO, (Sewerage System Improvements), 5.00%, 4/1/26	500	597,170
West Goshen Sewer Authority, PA, 4.00%, 5/1/29	325	353,502
Wyoming, MI, Water Supply System Revenue, 4.00%, 6/1/29	135	147,386
Wyoming, MI, Water Supply System Revenue, 4.00%, 6/1/30	105	113,882
Wyoming, MI, Water Supply System Revenue, 5.00%, 6/1/25	210	251,007
Wyoming, MI, Water Supply System Revenue, 5.00%, 6/1/27	505	604,101
Wyoming, MI, Water Supply System Revenue, 5.00%, 6/1/28	550	651,849

		$26,403,457

Total Tax-Exempt Investments — 93.5% (identified cost $583,726,741)		$592,525,097

Other Assets, Less Liabilities — 6.5%		$41,471,414

Net Assets — 100.0%		$633,996,511

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At October 31, 2017, the concentration of the Portfolio’s investments in the various states, determined as a percentage of net assets, is less than 10% individually.

The Portfolio invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at October 31, 2017, 7.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.1% to 4.4% of total investments.

(1)	Amount is less than 0.05%.

(2)	When-issued security.

Abbreviations:

AGM	-	Assured Guaranty Municipal Corp.

BAM	-	Build America Mutual Assurance Co.

NPFG	-	National Public Finance Guaranty Corp.

PSF	-	Permanent School Fund

The Portfolio did not have any open derivative instruments at October 31, 2017.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2017, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$592,525,097	$—	$592,525,097
Total Investments	$—	$592,525,097	$—	$592,525,097

The Portfolio held no investments or other financial instruments as of January 31, 2017 whose fair value was determined using Level 3 inputs. At October 31, 2017, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance NextShares Trust II

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	December 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	December 22, 2017

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	December 22, 2017